Segment Information - Schedule of capital expenditures by reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total capital expenditures	$ 10,587	$ 12,600	$ 22,290	$ 21,395	$ 42,425	$ 28,889	$ 12,502
Electronic Components
Segment Reporting Information [Line Items]
Total capital expenditures	4,745	2,297	8,695	4,391	11,247	12,595	7,035
Mechanical Components
Segment Reporting Information [Line Items]
Total capital expenditures	$ 5,842	$ 10,303	$ 13,595	$ 17,004	$ 31,178	$ 16,294	$ 5,467